UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets
Cash and cash equivalent At Carrying Value	$ 436	$ 424	$ 57
Other current assets		3,601	3,874
Total current assets	436	4,025	3,931
Property and equipment	46,626	51,960	50,833
Other assets:
Intangible assets	12,685	13,138	12,095
Total other assets	12,685	13,138	12,095
Total assets	59,747	69,123	66,859
Current liabilities:
Accounts payable and accrued liabilities	189,065	165,712	2,655
Advances from others	12,180
Convertible note payable	20,102	20,102
Loans from related parties	70,998	80,474	90,984
Total current liabilities	292,345	266,288	93,639
Commitments and contingencies
Stockholders' deficit:
Preferred stock
Common stock	5,077	4,417	4,417
Additional paid in capital	6,041
Other comprehensive (loss) income	6,897	(795)	529
Deficit accumulated during the exploratory stage	(250,613)	(200,787)	(31,726)
Total stockholders' deficit	(232,598)	(197,165)	(26,780)
Total liabilities and stockholders' deficit	$ 59,747	$ 69,123	$ 66,859